Investment Objectives and Goals - Tema Space Innovators ETF	Jun. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TEMA SPACE INNOVATORS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Space Innovators ETF (the “Fund”) seeks to provide long-term growth.